Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Valuation and Qualifying Accounts
(US $ in thousands)

		Charges	Charges
		to	to
	Beginning	Costs and	Other	Deductions	End of
	of year	Expenses	Accounts	(1)	Year

Allowance for doubtful accounts:
Year ended December 31, 2010	253	138	-	(52)	339
Year ended December 31, 2011	339	158	-	(98)	399
Year ended December 31, 2012	399	46	-	(414)	31

Allowance for net deferred
tax assets:
Year ended December 31, 2010	23,326	-	-	(984)	22,342
Year ended December 31, 2011	22,342	-	(1,916)	(1,456)	18,970
Year ended December 31, 2012	18,970	-	-	1,811	20,781

(1) Write-off, net of recoveries for the allowance for doubtful accounts.